Schedule of Investments (unaudited)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 95.06%

ASSET-BACKED SECURITIES 12.40%

Automobiles 2.06%

Flagship Credit Auto Trust 2019-1 R†	Zero Coupon		6/15/2026		$8	$1,445,858
Santander Consumer Auto Receivables Trust 2020-B†	7.03%		8/15/2028		4,000	4,090,632
Total						5,536,490

Credit Cards 0.47%

Perimeter Master Note Business Trust 2019-1A C†	8.06%		12/15/2022		1,250	1,281,328

Other 9.87%

Ares XLVI CLO Ltd. 2017-46A E†	5.575%(3 Mo. LIBOR + 5.30	%)#	1/15/2030		250	207,551
Ares XXXVII CLO Ltd. 2015-4A DR†	6.425%(3 Mo. LIBOR + 6.15	%)#	10/15/2030		500	440,492
Bain Capital Credit CLO 2018-1A E†	5.606%(3 Mo. LIBOR + 5.35	%)#	4/23/2031		1,000	794,745
Burnham Park Clo Ltd. 2016-1A ER†	5.672%(3 Mo. LIBOR + 5.40	%)#	10/20/2029		2,000	1,758,493
Cedar Funding IX CLO Ltd. 2018-9A E†	5.622%(3 Mo. LIBOR + 5.35	%)#	4/20/2031		275	239,801
Dryden 45 Senior Loan Fund 2016-45A ER†	6.125%(3 Mo. LIBOR + 5.85	%)#	10/15/2030		2,000	1,795,913
Dryden 65 CLO Ltd. 2018-65A E†	6.022%(3 Mo. LIBOR + 5.75	%)#	7/18/2030		3,000	2,668,786
Fairstone Financial Issuance Trust I 2019-1A D†(a)	7.257%		3/21/2033	CAD	150	112,647	(b)
Galaxy XVIII CLO Ltd. 2018-28A E†	6.275%(3 Mo. LIBOR + 6.00	%)#	7/15/2031		$3,550	3,139,004	(b)
Gilbert Park CLO Ltd. 2017 1A E†	6.675%(3 Mo. LIBOR + 6.40	%)#	10/15/2030		250	230,763
Mariner CLO 5 Ltd. 2018-5A E†	5.895%(3 Mo. LIBOR + 5.65	%)#	4/25/2031		3,450	3,047,954
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049		5,604	4,642,509
Newtek Small Business Loan Trust 2017-1 B†	3.148%(1 Mo. LIBOR + 3.00	%)#	2/25/2043		65	58,955
OCP CLO Ltd. 2014-6A DR†	6.793%(3 Mo. LIBOR + 6.52	%)#	10/17/2030		1,000	898,021
Octagon Investment Partners 40 Ltd. 2019 1A E†	6.732%(3 Mo. LIBOR + 6.46	%)#	4/20/2031		3,700	3,326,482
Pagaya AI Debt Selection Trust 2020-1 CERT†	Zero Coupon		7/15/2027		2,000	2,254,350	(b)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Riserva CLO Ltd. 2016-3A ER†	6.622%(3 Mo. LIBOR + 6.35%)#	10/18/2028	$1,000	$940,173
Total				26,556,639
Total Asset-Backed Securities (cost $34,482,741)				33,374,457

			Shares (000)
COMMON STOCKS 0.50%

Energy: Exploration & Production 0.00%

Tapstone Energy Holdings III LLC			6	63	(c)

Specialty Retail 0.44%

Chinos Intermediate			10	34,899
Chinos Intermediate			101	1,147,065
Total				1,181,964

Transportation: Infrastructure/Services 0.06%

ACBL Holdings Corp.			4	175,289
Total Common Stocks (cost $1,314,419)				1,357,316

			Principal Amount (000)
CONVERTIBLE BONDS 15.66%

Building Materials 1.22%

Patrick Industries, Inc.	1.00%	2/1/2023	$3,305	3,284,253

Diversified Capital Goods 1.12%

Enphase Energy, Inc.†	0.25%	3/1/2025	2,345	3,004,553

Electronics 1.56%

Inphi Corp.†	0.75%	4/15/2025	1,760	2,115,442
SolarEdge Technologies, Inc. (Israel)†(d)	Zero Coupon	9/15/2025	1,824	2,098,545
Total				4,213,987

Hotels 1.29%

Huazhu Group Ltd. (China)(d)	0.375%	11/1/2022	3,070	3,464,752

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Machinery 1.49%

Chart Industries, Inc.†	1.00%	11/15/2024		$2,890	$4,019,920

Medical Products 1.09%

Nevro Corp.	1.75%	6/1/2021		1,960	2,937,081

Pharmaceuticals 2.50%

Canopy Growth Corp.†(a)	4.25%	7/15/2023	CAD	5,680	3,636,514
Insmed, Inc.	1.75%	1/15/2025		$2,835	3,090,769
Total					6,727,283

Recreation & Travel 0.65%

Royal Caribbean Cruises Ltd.†	4.25%	6/15/2023		1,500	1,757,902

Software/Services 2.05%

Five9, Inc.†	0.50%	6/1/2025		2,048	2,485,220
Square, Inc.†	0.125%	3/1/2025		1,985	3,026,254
Total					5,511,474

Technology Hardware & Equipment 1.38%

SunPower Corp.	4.00%	1/15/2023		3,875	3,714,401

Transportation: Infrastructure/Services 1.31%

Scorpio Tankers, Inc. (Monaco)(d)	3.00%	5/15/2022		3,782	3,518,009
Total Convertible Bonds (cost $38,691,896)					42,153,615

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCK 0.94%

Specialty Retail

2020 Mandatory Exchangeable Trust† (cost $2,223,117)	6.50%			2	2,520,494

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
CORPORATE BONDS 40.53%

Air Transportation 1.24%

Delta Air Lines, Inc.	2.90%	10/28/2024		$3,750	$3,341,877

Auto Loans 1.44%

Mclaren Finance plc(a)	5.00%	8/1/2022	GBP	3,355	3,880,659

Auto Parts & Equipment 1.40%

Garrett LX I Sarl/Garrett Borrowing LLC(a)(e)	5.125%	10/15/2026	EUR	3,369	3,759,642

Automakers 1.53%

Aston Martin Capital Holdings Ltd. (Jersey)(d)	6.50%	4/15/2022		$1,900	1,710,950
Aston Martin Capital Holdings Ltd. (Jersey)†(d)	6.50%	4/15/2022		2,425	2,183,712
Mclaren Finance plc†(a)	5.00%	8/1/2022	GBP	200	231,336
Total					4,125,998

Building & Construction 3.27%

PulteGroup, Inc.	6.00%	2/15/2035		$2,920	3,613,500
PulteGroup, Inc.	7.875%	6/15/2032		842	1,161,139
STL Holding Co. LLC†	7.50%	2/15/2026		4,000	4,025,000
Total					8,799,639

Business Services 1.70%

AA Bond Co. Ltd.(a)	5.50%	7/31/2043	GBP	3,850	4,566,691

Diversified Capital Goods 1.17%

Granite US Holdings Corp.†	11.00%	10/1/2027		$3,062	3,153,860

Electric: Integrated 0.91%

Eskom Holdings SOC Ltd. (South Africa)†(d)	6.75%	8/6/2023		2,650	2,448,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 7.00%

Berry Petroleum Co. LLC†	7.00%	2/15/2026	$4,936	$3,855,312
Centennial Resource Production LLC†	5.375%	1/15/2026	272	109,480
Centennial Resource Production LLC†	6.875%	4/1/2027	5,538	2,272,823
Centennial Resource Production LLC†	8.00%	6/1/2025	1,425	1,161,375
Laredo Petroleum, Inc.	10.125%	1/15/2028	6,182	3,662,217
Matador Resources Co.	5.875%	9/15/2026	5,375	4,503,309
SM Energy Co.	6.125%	11/15/2022	4,200	3,282,237
Total				18,846,753

Gaming 3.49%

Buena Vista Gaming Authority†	13.00%	4/1/2023	4,898	4,913,306
Enterprise Development Authority (The)†	12.00%	7/15/2024	4,002	4,476,818
Total				9,390,124

Gas Distribution 1.37%

Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%)#	1/22/2078	5,532	3,674,880

Health Facilities 1.70%

Surgery Center Holdings, Inc.†	10.00%	4/15/2027	4,301	4,588,630

Integrated Energy 1.65%

Petroleos Mexicanos (Mexico)(d)	4.50%	1/23/2026	5,000	4,444,750

Metals/Mining (Excluding Steel) 0.97%

Warrior Met Coal, Inc.†	8.00%	11/1/2024	2,550	2,599,011

Personal & Household Products 0.09%

Revlon Consumer Products Corp.	5.75%	2/15/2021	669	236,033

Real Estate Development & Management 1.39%

Kaisa Group Holdings Ltd. (China)(d)	9.375%	6/30/2024	3,968	3,749,760

Recreation & Travel 1.24%

Carnival Corp.†	10.50%	2/1/2026	3,000	3,328,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Software/Services 1.40%

Veritas US, Inc./Veritas Bermuda Ltd.†	10.50%	2/1/2024		$4,000	$3,776,180

Specialty Retail 2.34%

GameStop Corp.†	6.75%	3/15/2021		977	971,504
GameStop Corp.	6.75%	3/15/2021		1,710	1,700,381
Signet UK Finance plc (United Kingdom)(d)	4.70%	6/15/2024		4,225	3,638,338
Total					6,310,223

Support: Services 3.82%

Ahern Rentals, Inc.†	7.375%	5/15/2023		6,619	3,532,891
Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024		3,350	3,519,242
Hertz Corp. (The)(e)	6.25%	10/15/2022		7,000	3,220,000
Total					10,272,133

Transportation: Infrastructure/Services 1.41%

Promontoria Holding 264 BV†(a)	6.75%	8/15/2023	EUR	3,960	3,797,763
Total Corporate Bonds (cost $107,452,813)					109,091,543

FLOATING RATE LOANS(f) 16.26%

Aerospace/Defense 0.22%

Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(d)	8.50%(3 Mo. LIBOR + 6.50%)	3/6/2024		$490	419,171
Alloy Finco Limited USD Holdco PIK Term Loan PIK 13.50% (Jersey)(d)	0.50%	3/6/2025		546	171,154
Total					590,325

Air Transportation 1.56%

American Airlines, Inc. 2017 Incremental Term Loan	2.152%(1 Mo. LIBOR + 2.00%)	12/15/2023		3,887	3,212,955
American Airlines, Inc. Repriced TL B due 2023	2.146%(1 Mo. LIBOR + 2.00%)	4/28/2023		1,188	982,169
Total					4,195,124

Business Services 1.65%

KUEHG Corp. 2017 2nd Lien Term Loan	— (g)	8/22/2025		5,000	4,450,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 0.00%

Tapstone Energy Holdings III, LLC Term Loan	5.00%(1 Mo. LIBOR + 4.00%)	4/17/2024	$5	$4,373	(h)

Gaming 1.54%

Spectacle Gary Holdings LLC Delayed Draw Term Loan	11.00%(3 Mo. LIBOR + 11.00%)	12/23/2025	294	279,977
Spectacle Gary Holdings LLC Term Loan B	11.00%(3 Mo. LIBOR + 9.00%)	12/23/2025	4,058	3,863,674
Total				4,143,651

Gas Distribution 3.05%

Medallion Midland Acquisition, LLC 1st Lien Term Loan	4.25%(1 Mo. LIBOR + 3.25%)	10/30/2024	4,409	4,176,101
Navitas Midstream Midland Basin, LLC Term Loan B	5.50%(1 Mo. LIBOR + 4.50%)	12/13/2024	4,277	4,040,077
Total				8,216,178

Health Services 1.47%

Wellpath Holdings, Inc. 2018 1st Lien Term Loan	5.72%(3 Mo. LIBOR + 5.50%) - 5.761%	10/1/2025	4,221	3,947,442

Investments & Miscellaneous Financial Services 0.28%

Jazz Acquisition, Inc. 2019 2nd Lien Term Loan	8.15%(1 Mo. LIBOR + 8.00%)	6/18/2027	957	750,171

Oil Field Equipment & Services 0.54%

Ulterra Drilling Technologies, LP Term Loan B	5.397%(1 Mo. LIBOR + 5.25%)	11/26/2025	1,770	1,460,049	(h)

Oil Refining & Marketing 1.43%

CITGO Holding Inc. 2019 Term Loan B	8.00%(3 Mo. LIBOR + 7.00%)	8/1/2023	4,090	3,855,805

Recreation & Travel 0.31%

United PF Holdings, LLC 2019 2nd Lien Term Loan	8.72%(3 Mo. LIBOR + 8.50%)	12/30/2027	1,000	825,000	(h)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 0.74%

Rocket Software, Inc. 2018 2nd Lien Term Loan	8.511%(3 Mo. LIBOR + 8.25%)	11/27/2026	$2,135	$1,995,158

Specialty Retail 0.09%

Chinos Intermediate Holdings A, Inc. Exit Term Loan	10.25%(3 Mo. LIBOR + 10.00%)	9/10/2027	226	231,463

Steel Producers/Products 0.28%

Jindal Steel and Power Limited Term Loan	3.17%(3 Mo. LIBOR + 2.95%)	3/21/2022	880	737,000

Support: Services 3.10%

Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	8.518%(3 Mo. LIBOR + 8.25%)	4/10/2026	4,430	4,275,409	(h)
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	3.397%(1 Mo. LIBOR + 3.25%)	10/20/2025	4,704	4,074,407
Total				8,349,816
Total Floating Rate Loans (cost $44,095,297)				43,751,555

FOREIGN GOVERNMENT OBLIGATIONS 3.40%

Egypt 1.24%

Egypt Government International Bond†(d)	7.053%	1/15/2032	3,500	3,349,325

Kenya 1.01%

Republic of Kenya†(d)	7.25%	2/28/2028	2,750	2,717,619

Nigeria 1.15%

Republic of Nigeria†(d)	7.143%	2/23/2030	3,235	3,082,081
Total Foreign Government Obligations (cost $9,418,492)				9,149,025

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.02%

Bancorp Commercial Mortgage Trust 2019-CRE6 G†	8.502%(1 Mo. LIBOR + 8.35%)#	9/15/2036	1,000	875,165
CF Trust 2019-BOSS B1A†	11.652%(1 Mo. LIBOR + 11.50%)#	12/15/2021	1,100	969,866	(b)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#(i)	4/15/2049	$5,000	$3,156,829
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.451	%#(i)	2/10/2048	5,000	3,191,300
GS Mortgage Securities Trust 2013-GC12 E†	3.25%		6/10/2046	1,400	896,529
JPMorgan Chase Commercial Mortgage Securities Trust	0.413%		9/15/2029	97,614	146	(b)
JPMorgan Chase Commercial Mortgage Securities Trust	11.00%		9/15/2029	850	714,479	(b)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931	%#(i)	6/10/2027	615	58,832
Laurel Road Prime Student Loan Trust 2019-A R†	Zero Coupon		10/25/2048	9,861	928,314
Natixis Commercial Mortgage Securities Trust 2019-1776 XBCP†	0.119	%#(i)	10/15/2036	114,352	72,041
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	3,200	2,576,000
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	225	63,360
Total Non-Agency Commercial Mortgage-Backed Securities (cost $13,216,668)					13,502,861

	Dividend Rate			Shares (000)
PREFERRED STOCKS 0.35%

Transportation: Infrastructure/Services

ACBL Holdings Corp. Series A	Zero Coupon			16	433,457
ACBL Holdings Corp. Series B	Zero Coupon			16	520,430
Total Preferred Stocks (cost $802,375)					953,887
Total Long-Term Investments (cost $251,697,818)					255,854,753

	Interest Rate			Principal Amount (000)
SHORT-TERM INVESTMENTS 6.47%

COMMERCIAL PAPER 0.35%

Automotive

General Motors Financial Co., Inc. (cost $942,000)	Zero Coupon		10/1/2020	$942	942,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2020

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 6.12%

Repurchase Agreement dated 9/30/2020, 0.00% due 10/1/2020 with Fixed Income Clearing Corp. collateralized by $16,809,200 of U.S. Treasury Note at 0.125% due 05/31/2022; value: $16,812,926; proceeds: $16,483,197 (cost $16,483,197)	$16,483	$16,483,197
Total Short-Term Investments (cost $17,425,197)		17,425,197
Total Investments in Securities 101.53% (cost $269,123,015)		273,279,950
Less Unfunded Loan Commitments (0.10%) (cost $284,334)		(279,977)
Net Investments 101.43% (cost $268,838,681)		272,999,973
Liabilities in Excess of Cash and Other Assets(j) (1.43%)		(3,851,613)
Net Assets 100.00%		$269,148,360

CAD	Canadian dollar.
EUR	Euro.
GBP	British pound.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2020, the total value of Rule 144A securities was $134,921,742, which represents 50.13% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2020.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(d)	Foreign security traded in U.S. dollars.
(e)	Defaulted (non-income producing security).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2020.
(g)	Interest rate to be determined.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2020

Centrally Cleared Credit Default Swaps on Issuer - Buy Protection at September 30, 2020 (1):

Referenced Issuer	Central Clearingparty	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
United Mexican States(4)(5)	Credit Suisse	1.00%	12/20/2025	$5,000,000	$5,126,180	$85,935	$40,245

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearingparty are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Issuers amounted to $40,245. Total unrealized depreciation on Credit Default Swaps on Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	Moody’s Credit Rating: BBB.

Open Forward Foreign Currency Exchange Contracts at September 30, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	Morgan Stanley	10/20/2020	717,000	$534,916	$538,502	$3,586
Swiss franc	Buy	Bank of America	10/14/2020	56,000	58,526	60,820	2,294
Swiss franc	Buy	Barclays Bank plc	10/14/2020	193,000	201,896	209,613	7,717
Swiss franc	Buy	Morgan Stanley	10/14/2020	71,000	75,341	77,112	1,771
British pound	Sell	State Street Bank and Trust	12/8/2020	6,702,000	8,951,869	8,651,125	300,744
British pound	Sell	State Street Bank and Trust	12/8/2020	78,000	103,151	100,685	2,466
Canadian dollar	Sell	Toronto Dominion Bank	10/20/2020	219,000	166,073	164,480	1,593
Euro	Sell	Bank of America	12/4/2020	328,000	386,913	385,072	1,841
Euro	Sell	Bank of America	12/4/2020	1,232,000	1,461,933	1,446,369	15,564
Euro	Sell	Goldman Sachs	12/4/2020	3,477,000	4,125,589	4,082,000	43,589
Euro	Sell	Morgan Stanley	12/4/2020	219,000	258,994	257,106	1,888
Euro	Sell	Morgan Stanley	12/4/2020	972,000	1,155,108	1,141,129	13,979
Euro	Sell	State Street Bank and Trust	12/4/2020	229,000	269,203	268,846	357
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$397,389

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Toronto Dominion Bank	12/8/2020	42,000	$54,040	$54,215	$(175)
Canadian dollar	Sell	State Street Bank and Trust	10/20/2020	4,466,000	3,290,440	3,354,183	(63,743)
Canadian dollar	Sell	State Street Bank and Trust	10/20/2020	400,000	295,538	300,419	(4,881)
Canadian dollar	Sell	State Street Bank and Trust	10/20/2020	650,155	486,958	488,298	(1,340)
Swiss franc	Sell	Morgan Stanley	10/14/2020	55,000	58,534	59,734	(1,200)
Swiss franc	Sell	Morgan Stanley	10/14/2020	158,000	165,263	171,600	(6,337)
Swiss franc	Sell	Morgan Stanley	10/14/2020	107,000	112,411	116,211	(3,800)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(81,476)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2020

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$—	$21,050,638	$5,506,001	$26,556,639
Remaining Industries	—	6,817,818	—	6,817,818
Common Stocks
Energy: Exploration & Production	—	—	63	63
Remaining Industries	—	1,357,253	—	1,357,253
Convertible Bonds	—	42,153,615	—	42,153,615
Convertible Preferred Stock	2,520,494	—	—	2,520,494
Corporate Bonds	—	109,091,543	—	109,091,543
Floating Rate Loans
Energy: Exploration & Production	—	—	4,373	4,373
Oil Field Equipment & Services	—	—	1,460,049	1,460,049
Recreation & Travel	—	—	825,000	825,000
Support: Services	—	4,074,407	4,275,409	8,349,816
Remaining Industries	—	33,112,317	—	33,112,317
Less Unfunded Commitments	—	(279,977)	—	(279,977)
Foreign Government Obligations	—	9,149,025	—	9,149,025
Non-Agency Commercial Mortgage-Backed Securities	—	11,818,370	1,684,491	13,502,861
Preferred Stocks	—	953,887	—	953,887
Short-Term Investments
Commercial Paper	—	942,000	—	942,000
Repurchase Agreement	—	16,483,197	—	16,483,197
Total	$2,520,494	$256,724,093	$13,755,386	$272,999,973
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$40,245	$—	$40,245
Liabilities	—	—	—	—
Forward Foreign Currency Exchange Contracts
Assets	—	397,389	—	397,389
Liabilities	—	(81,476)	—	(81,476)
Total	$—	$356,158	$—	$356,158

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stock	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of January 1, 2020	$2,500,835	$—	$2,981,260	$2,038,273
Accrued Discounts (Premiums)	128,172	—	27,073	8,390
Realized Gain (Loss)	(19,082)	—	2,717	—
Change in Unrealized Appreciation (Depreciation)	54,074	—	(70,812)	(362,172)
Purchases	5,213,909	63	4,478,253	—
Sales	(400,000)	—	(9,467)	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(1,971,907)	—	(844,193)	—
Balance as of September 30, 2020	$5,506,001	$63	$6,564,831	$1,684,491
Change in unrealized appreciation/depreciation for the period ended September 30, 2020, related to Level 3 investments held at September 30, 2020	$46,770	$—	$(70,812)	$(362,172)

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Credit Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on September 18, 2018. The Fund had a sale to Lord Abbett and Co. LLC (Lord Abbett) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on February 15, 2019.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of September 30, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.